Property, plant and equipment - Schedule of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 388,093
Ending Balance	397,661	$ 388,093
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,114,476	1,085,345
Additions	165,989	150,528
Additions - business acquisitions	7,675	2,614
Disposals/retirements	(97,002)	(128,571)
Foreign currency translation adjustment	12,698	(4,560)
Ending Balance	1,178,440	1,114,476
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(726,383)	(688,732)
Depreciation expense	159,264	156,587
Impairment		1,924
Disposals/retirements	96,158	123,766
Foreign currency translation adjustment	(8,710)	2,906
Ending Balance	(780,779)	(726,383)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	43,803
Ending Balance	41,653	43,803
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	58,455	65,640
Additions	619	748
Additions - business acquisitions	0	0
Disposals/retirements	0	(8,933)
Foreign currency translation adjustment	460	(1,000)
Ending Balance	58,614	58,455
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(14,652)	(20,691)
Depreciation expense	2,601	2,000
Impairment		0
Disposals/retirements	0	8,542
Foreign currency translation adjustment	(292)	503
Ending Balance	(16,961)	(14,652)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	60,613
Ending Balance	84,833	60,613
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	204,888	210,326
Additions	40,915	27,970
Additions - business acquisitions	5,320	192
Disposals/retirements	(25,565)	(35,311)
Foreign currency translation adjustment	999	(1,711)
Ending Balance	224,559	204,888
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(144,275)	(154,801)
Depreciation expense	21,021	21,881
Impairment		160
Disposals/retirements	25,099	34,251
Foreign currency translation adjustment	(471)	1,684
Ending Balance	(139,726)	(144,275)
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	58,411
Ending Balance	61,966	58,411
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	164,634	164,016
Additions	19,568	11,034
Additions - business acquisitions	981	943
Disposals/retirements	(4,146)	(11,082)
Foreign currency translation adjustment	399	277
Ending Balance	180,638	164,634
Furniture, fixtures and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(106,223)	(99,131)
Depreciation expense	16,428	16,003
Impairment		1,764
Disposals/retirements	3,836	10,396
Foreign currency translation adjustment	(143)	(279)
Ending Balance	(118,672)	(106,223)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	225,266
Ending Balance	209,209	225,266
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	686,499	645,363
Additions	104,887	110,776
Additions - business acquisitions	1,374	1,479
Disposals/retirements	(67,291)	(73,245)
Foreign currency translation adjustment	10,840	(2,126)
Ending Balance	714,629	686,499
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(461,233)	(414,109)
Depreciation expense	119,214	116,703
Impairment		0
Disposals/retirements	67,223	70,577
Foreign currency translation adjustment	(7,804)	998
Ending Balance	$ (505,420)	$ (461,233)